Earnings per share_Details of earnings per share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) ₩ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares
Basic earnings per share [Abstract]
Net income attributable to shareholders	₩ 2,033,182	$ 1,826,922	₩ 1,512,148	₩ 1,261,266
Dividends to hybrid securities | ₩	(151,194)		(167,072)	(206,515)
Net income attributable to common shareholders | ₩	₩ 1,881,988		₩ 1,345,076	₩ 1,054,751
Weighted average number of common shares outstanding | shares	673,000,000	673,000,000	673,000,000	673,000,000
Basic Earnings Per Share | ₩ / shares	₩ 2,796		₩ 1,999	₩ 1,567
Diluted earnings per share [Abstract]
Diluted earnings per share | ₩ / shares	₩ 2,796		₩ 1,999	₩ 1,567